Submission	Sep. 17, 2024
Submission [Line Items]
Central Index Key	0000911177
Registrant Name	Casella Waste Systems, Inc.
Registration File Number	333-260602
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES